Taxation - Reconciliation of the Group's statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax reconciliation, amount
Loss before income tax expense	$ (807)	$ (318)	$ (5,706)
Australia statutory income tax rate	(242)	$ (95)	$ (1,712)
Effect of valuation allowance	31
Non-deductible expenses	4
Total income tax benefit	$ (65)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Australia	Australia	Australia
Tax reconciliation, percent
Loss before income tax	100.00%	100.00%	100.00%
Statutory income tax rate	30.00%	30.00%	30.00%
Effect of valuation allowance	(3.80%)	0.00%	0.00%
Tax effect of non-deductible expenses	(0.50%)	0.00%	0.00%
Income tax benefits	8.10%	0.00%	0.00%
Australia
Tax reconciliation, amount
Effect of preferential tax rate	$ 20
Total income tax benefit	$ (65)
Tax reconciliation, percent
Effect of preferential tax rate	(2.50%)	0.00%	0.00%
PRC
Tax reconciliation, amount
Effect of preferential tax rate	$ 10
Other	$ 5
Tax reconciliation, percent
Effect of preferential tax rate	(1.20%)	0.00%	0.00%
Other	(0.60%)	0.00%	0.00%
Cayman Islands
Tax reconciliation, amount
Effect of valuation allowance			$ (1,712)
Effect of different tax rates in other jurisdictions	$ 96	$ 95
Tax reconciliation, percent
Effect of different tax rates in other jurisdictions	11.90%	30.00%	(30.00%)
Other foreign jurisdictions
Tax reconciliation, amount
Other	$ 11
Tax reconciliation, percent
Other	(1.40%)	0.00%	0.00%